CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - BRL (R$)	Total	Share capital [member]	Capital reserve [member]	Profits Reserves [Member]	Other comprehensive income [Member]	Retained earnings [member]	Equity attributable to equity holders of the parent [Member]	Non-controlling interests [member]
Equity, Beginning of the year at Dec. 31, 2022	R$ 21,784,000,000	R$ 11,007,000,000	R$ 2,250,000,000	R$ 10,395,000,000	R$ (1,874,000,000)		R$ 21,778,000,000	R$ 6,000,000
Net income for the year	5,767,000,000					5,764,000,000	5,764,000,000	3,000,000
Other comprehensive income
Adjustment of actuarial liabilities - restatement of obligations of the defined benefit plans, net of taxes	232,000,000				232,000,000		232,000,000
Cash flow hedge
Other comprehensive income
Comprehensive income for the year	5,999,000,000				232,000,000	5,764,000,000	5,996,000,000	3,000,000
Allocation of net income for the year
Realization of PP&E deemed cost					(6,000,000)	6,000,000
Tax incentives reserve				63,000,000		(63,000,000)
Legal reserve				288,000,000		(288,000,000)
Retained earnings reserve				2,295,000,000		(2,295,000,000)
Interest on equity	(2,591,000,000)					(2,591,000,000)	(2,591,000,000)
Proposed dividends	(533,000,000)					(533,000,000)	(533,000,000)
Non-controlling Interests	(3,000,000)							(3,000,000)
Equity, end of the year at Dec. 31, 2023	24,656,000,000	11,007,000,000	2,250,000,000	13,041,000,000	(1,648,000,000)		24,650,000,000	6,000,000
Net income for the year	7,119,000,000					7,117,000,000	7,117,000,000	2,000,000
Other comprehensive income
Adjustment of actuarial liabilities - restatement of obligations of the defined benefit plans, net of taxes	765,000,000				765,000,000		765,000,000
Cash flow hedge
Other comprehensive income	(1,000,000)				(1,000,000)		(1,000,000)
Comprehensive income for the year	7,883,000,000				764,000,000	7,117,000,000	7,881,000,000	2,000,000
Subscription of capital		3,302,000,000	(1,857,000,000)	(1,445,000,000)
Allocation of net income for the year
Realization of PP&E deemed cost					(16,000,000)	16,000,000
Tax incentives reserve				114,000,000		(114,000,000)
Legal reserve				350,000,000		(350,000,000)
Retained earnings reserve				2,935,000,000		(2,935,000,000)
Interest on equity	(1,849,000,000)					(1,849,000,000)	(1,849,000,000)
Mandatory dividends paid	(1,420,000,000)			(1,420,000,000)			(1,420,000,000)
Proposed dividends	(1,885,000,000)					(1,885,000,000)	(1,885,000,000)
Non-controlling Interests	(3,000,000)							(3,000,000)
Equity, end of the year at Dec. 31, 2024	27,382,000,000	14,309,000,000	393,000,000	13,575,000,000	(900,000,000)		27,377,000,000	5,000,000
Net income for the year	4,899,000,000					4,897,000,000	4,897,000,000	2,000,000
Other comprehensive income
Adjustment of actuarial liabilities - restatement of obligations of the defined benefit plans, net of taxes	71,000,000				71,000,000		71,000,000
Cash flow hedge	1,000,000				1,000,000		1,000,000
Other comprehensive income
Comprehensive income for the year	4,971,000,000				72,000,000	4,897,000,000	4,969,000,000	2,000,000
Allocation of net income for the year
Realization of PP&E deemed cost					(12,000,000)	12,000,000
Tax incentives reserve				79,000,000		(79,000,000)
Legal reserve				241,000,000		(241,000,000)
Retained earnings reserve				1,156		(1,156,000,000)
Interest on equity	(2,420,000,000)					(2,420,000,000)	(2,420,000,000)
Realization of the unrealized profit reserve				(835,000,000)		835,000,000
Mandatory dividends paid
Proposed dividends	(1,093,000,000)					(1,093,000,000)	(1,093,000,000)
Realization of actuarial liability remeasurement adjustments	(257,000,000)				498,000,000	(755,000,000)	(257,000,000)
Non-controlling Interests	(2,000,000)							(2,000,000)
Equity, end of the year at Dec. 31, 2025	R$ 28,581,000,000	R$ 14,309,000,000	R$ 393,000,000	R$ 14,216,000,000	R$ (342,000,000)		R$ 28,576,000,000	R$ 5,000,000